Trade and Other Receivables	12 Months Ended
Jun. 30, 2019
Trade And Other Current Receivables [Abstract]
Trade and Other Receivables

Note 9. Trade and other receivables

	2019	2018	2017
	A$’000	A$’000	A$’000
R&D grant receivable	907	4,121	4,233
Settlement Receivable	—	—	109
Receivables	2,709	134	64
	3,616	4,255	4,406

There are no receivable balances that are past due that are not impaired.